REGISTRATION NO. 33-65870


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 POST-EFFECTIVE
                               AMENDMENT NO. 8 TO
                                    FORM S-6
                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2



                          SELECT*LIFE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        RELIASTAR LIFE INSURANCE COMPANY
                           20 Washington Avenue South
                              Minneapolis, MN 55440
          (Name and Address of principal executive office of depositor)
                                Stewart D. Gregg
                                     Counsel
                        ReliaStar Life Insurance Company
                           20 Washington Avenue South
                              Minneapolis, MN 55440
                                    Copy to:
                                Robert B. Saginaw
                                     Counsel
                        ReliaStar Life Insurance Company
                           20 Washington Avenue South
                              Minneapolis, MN 55440

It is proposed that this filing will become effective

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[x]  on August 8, 1997 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a) of Rule 485
[ ]  on (date) pursuant to paragraph (a) of Rule 485

Registrant has chosen to register an indefinite amount of securities in accordance with Rule 24f-2. The Rule 24f-2 Notice of Registrant's most recent fiscal year was filed on or about February 20, 1997.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Registrant has duly caused this Post-Effective Amendment No. 8 to Registration Statement S-6 to be signed on its behalf, in the City of Minneapolis, and State of Minnesota, on the 4th day of August, 1997.

                                   SELECT*LIFE VARIABLE ACCOUNT
                                   (Registrant)

                                   By: RELIASTAR LIFE INSURANCE COMPANY
                                       (Depositor)

                                   By: /S/ JOHN G. TURNER
                                       John G. Turner, Chairman
                                       and Chief Executive Officer



As required by the Securities Act of 1933, Depositor has caused this Post-Effective Amendment No. 8 to Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 4th day of August, 1997.

                                   RELIASTAR LIFE INSURANCE COMPANY
                                   (Depositor)

                                   By: /S/ JOHN G. TURNER
                                       John G. Turner, Chairman
                                       and Chief Executive Officer



As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement S-6 has been signed on this 4th day of August, 1997 by the following directors and officers of Depositor in the capacities indicated:



SIGNATURE                     TITLE
---------                     -----
/S/ JOHN G. TURNER            Chairman and Chief Executive Officer
John G. Turner

/S/ WAYNE R. HUNEKE           Senior Vice President and Chief Financial Officer
Wayne R. Huneke

/S/ CHRIS D. SCHREIER         Second Vice President and Controller
Chris D. Schreier             (Principal Accounting Officer)


R. Michael Conley        Kenneth U. Kuk                Donald L. Swanson
Richard R. Crowl         William R. Merriam            John G. Turner
John H. Flittie          Robert C. Salipante           Steven W. Wishart
Wayne R. Huneke


*A majority of the Board of Directors


* Stewart D. Gregg, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of ReliaStar Life Insurance Company pursuant to powers of attorney duly executed by such persons.

                              /S/ STEWART D. GREGG
                       Stewart D. Gregg, Attorney-In-Fact

                                  EXHIBIT INDEX



(8)(a) Participation Agreement by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger and Company, dated August 8, 1997.*



(8)(b) Amendment to Participation Agreement among Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and ReliaStar Life Insurance Company, dated July 24, 1997.*



(8)(c) Amendment to Participation Agreement among Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and ReliaStar Life Insurance Company, dated July 24, 1997.*



(8)(d) Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series, dated August 8, 1997.*



(8)(e) Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger&Berman Advisers Management Trust, Advisers Managers Trust and Neuberger&Berman Management Inc., effective August 8, 1997.



(8)(f) Participation Agreement by and between ReliaStar Life Insurance Company and OCC Accumulation Trust and OCC Distributors dated August 8, 1997.*



(8)(g) Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc.*



(8)(h) Service Agreement by and between ReliaStar Life Insurance Company and Janus Capital Corporation, dated August 8, 1997.*



(8)(i) Service Agreement by and between ReliaStar Life Insurance Company and Neuberger&Berman Management Incorporated ("NBMI"), effective August 8,



       1997.*



(8)(j) Service Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors, dated August 8, 1997.*



  27 Financial Data Schedule*


* Filed as an Exhibit to Registrant's Select*Life Variable Account on August 4, 1997, File No. 2-95392, and incorporated by reference herein.